Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Interest and penalties on unrecognized tax benefits	$ 6,200	$ 3,800	$ 6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	24,100	22,300	26,700
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years	7,394	2,983	4,801
Decreases for positions related to prior years	4,798	964	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	6,200	3,800	6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	24,100	$ 22,300	$ 26,700
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 12,600